Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2023
	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.13%
Equity Funds: 28.49%
Transamerica Capital Growth I2	242,182	$1,499,109
Transamerica Emerging Markets Opps I2	120,470	928,827
Transamerica Energy Infrastructure I2	257,861	1,727,669
Transamerica Global Alloc Liquid Trust	50	141
Transamerica International Equity I2	44,154	855,258
Transamerica International Focus I2	259,657	2,092,839
Transamerica International Sm Cp Val I2	28,878	396,489
Transamerica International Stock I2	82,001	841,331
Transamerica Large Cap Value I2	194,209	2,379,062
Transamerica Mid Cap Growth I2	97,310	752,202
Transamerica Mid Cap Value I2	77,201	626,874
Transamerica Mid Cap Value Opps I2	45,528	476,224
Transamerica Small Cap Growth I2	54,626	344,688
Transamerica Small Cap Value I2	70,965	376,822
Transamerica Sustainable Equity Inc I2	226,603	1,599,819
Transamerica US Growth I2	99,360	2,248,518
		17,145,872
Fixed Income Funds: 71.64%
Transamerica Bond I2	1,641,665	13,379,568
Transamerica Emerging Markets Debt I2	218,993	1,911,805
Transamerica Inflation Opps I2	364,047	3,534,900
Transamerica Intermediate Bond I2	1,907,467	16,671,260
Transamerica Short-Term Bond I2	792,242	7,613,444
		43,110,977
Total Investments - Unaffiliated (Cost: $61,918,355)		60,256,849
Total Investments (Cost: $61,918,355)		$60,256,849
Net Other Assets (Liabilities): (0.13)%		(76,986)
Net Assets: 100%		$60,179,863
INVESTMENT VALUATION:
Valuation Inputs(A)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$60,256,849	$-	$-	$60,256,849
Total Investments	$60,256,849	$-	$-	$60,256,849

FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	There were no transfers in or out of Level 3 during the period ended March 31, 2023.

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2023
	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.12%
Equity Funds: 44.18%
Transamerica Capital Growth I2	803,206	$4,971,844
Transamerica Emerging Markets Opps I2	992,182	7,649,726
Transamerica Energy Infrastructure I2	1,297,735	8,694,823
Transamerica Global Alloc Liquid Trust	148	420
Transamerica International Equity I2	331,300	6,417,278
Transamerica International Focus I2	1,891,356	15,244,326
Transamerica International Sm Cp Val I2	261,569	3,591,346
Transamerica International Stock I2	624,812	6,410,571
Transamerica Large Cap Value I2	1,095,247	13,416,775
Transamerica Mid Cap Growth I2	318,883	2,464,967
Transamerica Mid Cap Value I2	358,840	2,913,781
Transamerica Mid Cap Value Opps I2	180,545	1,888,497
Transamerica Small Cap Growth I2	434,072	2,738,996
Transamerica Small Cap Value I2	414,101	2,198,877
Transamerica Sustainable Equity Inc I2	1,968,962	13,900,873
Transamerica US Growth I2	481,768	10,902,410
		103,405,510
Fixed Income Funds: 55.94%
Transamerica Bond I2	4,889,706	39,851,105
Transamerica Emerging Markets Debt I2	489,273	4,271,351
Transamerica Inflation Opps I2	1,064,605	10,337,311
Transamerica Intermediate Bond I2	6,055,818	52,927,850
Transamerica Short-Term Bond I2	2,448,581	23,530,868
		130,918,485
Total Investments - Unaffiliated (Cost: $247,082,574)		234,323,995
Total Investments (Cost: $247,082,574)		$234,323,995
Net Other Assets (Liabilities): (0.12)%		(271,932)
Net Assets: 100%		$234,052,063
INVESTMENT VALUATION:
Valuation Inputs(A)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$234,323,995	$-	$-	$234,323,995
Total Investments	$234,323,995	$-	$-	$234,323,995

FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	There were no transfers in or out of Level 3 during the period ended March 31, 2023.

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2023
	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.13%
Equity Funds: 72.11%
Transamerica Capital Growth I2	308,692	$1,910,806
Transamerica Emerging Markets Opps I2	435,210	3,355,473
Transamerica Energy Infrastructure I2	328,205	2,198,972
Transamerica Global Alloc Liquid Trust	50	143
Transamerica International Equity I2	116,858	2,263,537
Transamerica International Focus I2	664,668	5,357,226
Transamerica International Sm Cp Val I2	100,912	1,385,518
Transamerica International Stock I2	219,560	2,252,687
Transamerica Large Cap Value I2	530,267	6,495,765
Transamerica Mid Cap Growth I2	125,542	970,437
Transamerica Mid Cap Value I2	146,931	1,193,079
Transamerica Mid Cap Value Opps I2	76,075	795,743
Transamerica Small Cap Growth I2	122,206	771,118
Transamerica Small Cap Value I2	138,315	734,453
Transamerica Sustainable Equity Inc I2	783,009	5,528,043
Transamerica US Growth I2	212,946	4,818,968
		40,031,968
Fixed Income Funds: 28.02%
Transamerica Bond I2	544,584	4,438,357
Transamerica Emerging Markets Debt I2	75,371	657,986
Transamerica High Yield Bond I2	81,300	638,209
Transamerica Inflation Opps I2	116,402	1,130,260
Transamerica Intermediate Bond I2	737,489	6,445,654
Transamerica Short-Term Bond I2	233,767	2,246,505
		15,556,971
Total Investments - Unaffiliated (Cost: $60,580,499)		55,588,939
Total Investments (Cost: $60,580,499)		$55,588,939
Net Other Assets (Liabilities): (0.13)%		(72,390)
Net Assets: 100%		$55,516,549
INVESTMENT VALUATION:
Valuation Inputs(A)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$55,588,939	$-	$-	$55,588,939
Total Investments	$55,588,939	$-	$-	$55,588,939

FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	There were no transfers in or out of Level 3 during the period ended March 31, 2023.

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2023
	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.14%
Equity Funds: 100.14%
Transamerica Capital Growth I2	255,455	$1,581,268
Transamerica Emerging Markets Opps I2	368,807	2,843,504
Transamerica Energy Infrastructure I2	278,976	1,869,139
Transamerica Global Alloc Liquid Trust	25	71
Transamerica International Equity I2	109,057	2,112,430
Transamerica International Focus I2	604,341	4,870,986
Transamerica International Sm Cp Val I2	90,184	1,238,230
Transamerica International Stock I2	197,348	2,024,794
Transamerica Large Cap Value I2	489,516	5,996,577
Transamerica Mid Cap Growth I2	103,249	798,117
Transamerica Mid Cap Value I2	167,389	1,359,201
Transamerica Mid Cap Value Opps I2	93,309	976,007
Transamerica Small Cap Growth I2	148,809	938,983
Transamerica Small Cap Value I2	105,283	559,051
Transamerica Sustainable Equity Inc I2	695,817	4,912,470
Transamerica US Growth I2	176,477	3,993,673
		36,074,501
Total Investments (Cost: $39,967,580)		$36,074,501
Net Other Assets (Liabilities): (0.14)%		(48,736)
Net Assets: 100%		$36,025,765
INVESTMENT VALUATION:
Valuation Inputs(A)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$36,074,501	$-	$-	$36,074,501
Total Investments	$36,074,501	$-	$-	$36,074,501

FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	There were no transfers in or out of Level 3 during the period ended March 31, 2023.

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2023
	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.19%
Equity Funds: 99.79%
Transamerica Emerging Markets Opps I2	158,840	$1,224,656
Transamerica Global Alloc Liquid Trust	8	23
Transamerica International Equity I2	42,539	823,977
Transamerica International Focus I2	233,354	1,880,830
Transamerica International Sm Cp Val I2	91,108	1,250,917
Transamerica International Stock I2	76,785	787,816
		5,968,219
Money Market Fund: 0.40%
Transamerica Government Money Market I2	23,931	23,931
		23,931
Total Investments - Unaffiliated (Cost: $6,159,335)		5,992,150
Total Investments (Cost: $6,159,335)		$5,992,150
Net Other Assets (Liabilities): (0.19)%		(11,125)
Net Assets: 100%		$5,981,025
INVESTMENT VALUATION:
Valuation Inputs(A)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$5,992,150	$-	$-	$5,992,150
Total Investments	$5,992,150	$-	$-	$5,992,150

FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	There were no transfers in or out of Level 3 during the period ended March 31, 2023.

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS
At March 31, 2023
	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.25%
Money Market Fund: 100.25%
Transamerica Government Money Market I2	2,801,842	$2,801,842
		2,801,842
Total Investments (Cost: $2,801,842)		$2,801,842
Net Other Assets (Liabilities): (0.25)%		(7,093)
Net Assets: 100%		$2,794,749
INVESTMENT VALUATION:
Valuation Inputs(A)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$2,801,842	$-	$-	$2,801,842
Total Investments	$2,801,842	$-	$-	$2,801,842

FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	There were no transfers in or out of Level 3 during the period ended March 31, 2023.